Long-Term Debt (Summary of Changes in Liabilities Arising From Financing Activities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	$ 11,360	$ 11,104
Adoption of IFRS 16 (Note 13)	1,108	1,019
Debt acquired (Note 4)	0
Cash flows	(1,109)	(149)
Additions and other adjustments to ROU assets	408	320
Foreign currency translation and other non-cash changes	45	85
Adoption of IFRS 16 (Note 13)		0
Loss on early extinguishment of debt	142	0
Ending Balance	10,846	11,360
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	159	976
Cash flows	1,344	(892)
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	57	75
Loss on early extinguishment of debt	0
Ending Balance	1,560	159
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	10,061	9,055
Cash flows	(2,133)	1,017
Additions and other adjustments to ROU assets	0	0
Foreign currency translation and other non-cash changes	(4)	(11)
Adoption of IFRS 16 (Note 13)		0
Loss on early extinguishment of debt	142
Ending Balance	8,066	10,061
Lease Liabilities Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,140	1,073
Cash flows	(320)	(274)
Additions and other adjustments to ROU assets	408	320
Foreign currency translation and other non-cash changes	(8)	21
Adoption of IFRS 16 (Note 13)		0
Loss on early extinguishment of debt	0
Ending Balance	$ 1,220	$ 1,140